UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			  FORM 13F



		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				   [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Ratan Capital Management,LP
Address:	101 Park Avenue
		21st Floor
		New York, New York 10178

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		CFO
Phone:		212-984-2416

Signature, Place and Date of Signing:

/S/ Lloyd Moskowitz New York, NY   May 15, 2013


Report Type (Check only one.):

[ X]    13F Holdings Report.
[  ]    13F Notice.
[  ]    13F Combination Report.




		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	32

Form 13F Information Table Value Total:	$195,605(thousands)

List of Other Included Managers: None

No. 13F File Number		028-15281

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						Form 13F Information table

					TITLE OF CUSIP		VALUE	SHARES/	SH/  PUT/  INVESTMENT  OTHER	VOTING AUTHORITY
NAME OF ISSUER				CLASS			(x1000)	Prn Amt PRN  CALL  DISCRETION  MANAGERS SOLE  SHARED NONE


BIOSCRIP, INC. CMN			COM	09069N108	4067	320000	SH	     Sole		320000	0 	0
BIOTA PHARMACEUTICALS INC CMN		COM	090694100	184	45313	SH	     Sole		45313	0 	0
CHARTER COMMUNICATIONS INC CL A COM STK	COM	16117M305	17174	164847	SH	     Sole		164847	0 	0
CIT GROUP INC. CMN CLASS		COM	125581801	7788	179126	SH	     Sole		179126	0 	0
DIGITAL REALTY TRUST INC COM		COM	253868103	72	1100	SH  CALL     Sole			0	0
DOVER MOTORSPORTS INC CMN		COM	260174107	314	156757	SH	     Sole		156757	0 	0
HILLTOP HOLDINGS INC CMN		COM	432748101	5004	370911	SH	     Sole		370911	0 	0
HOMESTREET, INC. CMN			COM	43785V102	3258	145846	SH	     Sole		145846	0 	0
LIBERTY GLOBAL INC CMN CLASS A		COM	530555101	15237	207646	SH	     Sole		207646	0 	0
LIBERTY INTERACTIVE CRP INTERAC CLA	COM	53071M104	8084	378293	SH	     Sole		378293	0 	0
LORAL SPACE &COMMUNICATION INCCMN	COM	543881106	1024	16547	SH	     Sole		16547	0 	0
MARIN SOFTWARE INC COM			COM	56804T106	16	1000	SH	     Sole		1000	0	0
MORGANS HOTEL GROUP CO CMN		COM	61748W108	891	150499	SH	     Sole		150499	0 	0
POST HOLDINGS, INC. CMN			COM	737446104	14225	331360	SH	     Sole		331360	0 	0
QUALCOM INC CMN				COM	747525103	9372	140000	SH	     Sole		140000  0       0
RESTORATION HARDWARE HLDNGS INC CMN	COM	761283100	5547	158488	SH	     Sole		158488	0 	0
SEALED AIR CORPORATION			COM	81211K100	9822	407400	SH	     Sole		407400  0       0
SIX FLAGS ENTERTAINMENT CORPOR CMN	COM	83001A102	9380	129415	SH	     Sole		129415	0 	0
SPECTRUM BRANDS HOLDINGS INC CMN	COM	84763R101	7110	125644	SH	     Sole		125644	0 	0
SYMANTEC CORP CMN			COM	871503108	12459	504808	SH	     Sole		504808	0 	0
SYMANTEC CORP CMN			COM	871503108	285	1400	SH   CALL    Sole			0	0
TRIBUNE COMPANY CMN CLASS A		COM	896047503	9665	170000	SH	     Sole		170000	0	0
TRIPADVISOR, INC. CMN			COM	896945201	2172	41352	SH	     Sole		41352	0 	0
VALEANT PHARMACEUTICALS INTL CMN	COM	91911K102	25736	343060	SH	     Sole		343060	0 	0
VALEANT PHARMACEUTICALS INTL CMN	COM	91911K102	750	1500	SH   CALL    Sole			0	0
VERISIGN INC CMN			COM	92343E102	8745	185000	SH	     Sole		185000	0 	0
VISA INC. CMN CLASS A			COM	92826C839	8832	52000	SH	     Sole		52000	0 	0
ZOETIS INC CMN				COM 	98978V103	7248	217012	SH	     Sole		217012	0	0
WTS/GENERALMOT CMPY 10. EXP07/10/2016	WTS	37045V118	1	17	SH	     Sole		17	0 	0
WTS/GENERALMOT CMPY 18.33 EXP07/10/2019	WTS	37045V126	1	17	SH	     Sole		17	0 	0
WTS/NAVIOS MARTME  CORP7. EXP06/25/2013	WTS	Y62159119	4	60080	SH	     Sole		60080	0 	0
WTS/RET OPPORINVSTMTS CORP12.10/23/2014	WTS	76131N119	1140	570135	SH	     Sole		570135	0 	0